Financial assets measured at fair value on a recurring basis (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Level 1
U.S. Government agencies		$ 0
Available-For-Sale Securities
U.S. Government agencies		0
Level 2
U.S. Government agencies		144,017
Available-For-Sale Securities
U.S. Government agencies		144,017
U.S. government sponsored agency mortgage backed securities		133,718
States and political subdivisions		50,579
Corporate bonds		17,404
Total assets at fair value		345,718
Available-For-Sale Securities
U.S. Government agencies	105,072
U.S. government sponsored agency mortgage backed securities	157,423
States and political subdivisions	46,337
Corporate bonds	20,882
Total assets at fair value	329,714
Level 3
U.S. Government agencies		0
Available-For-Sale Securities
U.S. Government agencies		0
Total value
U.S. Government agencies		144,017
Available-For-Sale Securities
U.S. Government agencies		144,017
U.S. government sponsored agency mortgage backed securities		133,718
States and political subdivisions		50,579
Corporate bonds		17,404
Total assets at fair value		345,718
Available-For-Sale Securities
U.S. Government agencies	105,072
U.S. government sponsored agency mortgage backed securities	157,423
States and political subdivisions	46,337
Corporate bonds	20,882
Total assets at fair value	$ 329,714